Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements of Income [Abstract]
Sales	$ 6,955	$ 5,043	$ 5,271
Cost of sales	4,344	3,553	3,454
Gross profit	2,611	1,490	1,817
Selling, transport and marketing expenses	1,067	766	767
General and administrative expenses	276	232	254
Research and development expenses	64	54	50
Other expenses	57	256	30
Other income	(63)	(20)	(40)
Operating income	1,210	202	756
Finance expenses	216	219	220
Finance income	(94)	(61)	(91)
Finance expenses, net	122	158	129
Share in earnings of equity-accounted investees	4	5	1
Income before taxes on income	1,092	49	628
Taxes on income	260	25	147
Net income	832	24	481
Net income attributable to the non-controlling interests	49	13	6
Net income attributable to the shareholders of the Company	$ 783	$ 11	$ 475
Earnings per share attributable to the shareholders of the Company:
Basic earnings per share (in dollars)	$ 0.61	$ 0.01	$ 0.37
Diluted earnings per share (in dollars)	$ 0.60	$ 0.01	$ 0.37
Weighted-average number of ordinary shares outstanding:
Weighted average number of ordinary shares used in calculating basic earnings per share	1,282,807	1,280,026	1,278,950
Diluted (in thousands)	1,287,051	1,280,273	1,282,056